Note 7 - Accrued Expenses - Accrued expenses 1 (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued professional fees	$ 220,140	$ 268,435	$ 276,239
PayOnline accrual		61,719	69,039
Accrued interest	581,042	409,525	43,021
Accrued bonus	1,777,430	1,690,556	1,318,060
Accrued foreign taxes	(14,084)	(12,336)	2,064
Other Accrued Liabilities, Current	272,427	2,186,197	91,921
Total accrued expenses	$ 2,836,955	$ 4,604,097	$ 1,800,344